                         AMENDED AND RESTATED SUPPLEMENT
                             DATED NOVEMBER 18, 2008
                                     TO THE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

                Supplement to the Prospectus dated March 1, 2008

The above referenced Prospectus is amended as follows:

INVESTOR REQUIREMENTS

(a) The second paragraph under the heading "About Your Account - Investor Requirements" is deleted in its entirety and replaced with the following:

     Class Y shares are available only to certain eligible investors, as set forth below.

          - Class Y shares are offered to institutional investors, which include, but are not limited to:

                    - Certain qualified employee benefit plans and other retirement savings plans

                    - Non-profit organizations, charitable trusts, foundations and endowments

                    - Accounts registered to bank trust departments, trust companies, and investment companies

          - Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

          - Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

     The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

(b) The second bullet in the section entitled "About Your Account - Opening An Account" is deleted and replaced with the following:

    - Class Y Shares - $1,000,000 (minimum may be modified for certain investors).


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                        AMENDED AND RESTATED SUPPLEMENT
                            DATED NOVEMBER 18, 2008
                                    TO THE
                              CLASS Y PROSPECTUS
                              DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The above referenced Prospectus is revised as follows:

CLASS Y SHARE INVESTOR REQUIREMENTS

a. The first paragraph under the heading "About Your Account - Class Y Share Investor Requirements" is deleted in its entirety and replaced with the following:

          Class Y shares are available only to certain eligible investors, as set forth below.

               - Class Y shares are offered to institutional investors, which include, but are not limited to:

                         - Certain qualified employee benefit plans and other retirement savings plans

                         - Non-profit organizations, charitable trusts, foundations and endowments

                         - Accounts registered to bank trust departments, trust companies, and investment companies

               - Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

               - Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

          The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

b. The second paragraph under this heading is amended to delete all the disclosure after the first sentence.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                         AMENDED AND RESTATED SUPPLEMENT
                             DATED NOVEMBER 18, 2008
                                     TO THE
                  CLASS Y SHARES PROSPECTUS (THE "PROSPECTUS")
                               DATED JUNE 30, 2008
                FOR THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

The above referenced Prospectus is revised as follows:

CLASS Y SHARE INVESTOR REQUIREMENTS

a. The first paragraph under the heading "About Your Account -- Class Y Share Investor Requirements" is deleted in its entirety and replaced with the following:

          Class Y shares are available only to certain eligible investors, as set forth below.

               - Class Y shares are offered to institutional investors, which include, but are not limited to:

                      > Certain qualified employee benefit plans and other retirement savings plans
                      > Non-profit organizations, charitable trusts, foundations and endowments
                      > Accounts registered to bank trust departments, trust companies, and investment companies

               - Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

               - Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

          The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.


b. The second paragraph under this heading is amended to delete all the disclosure after the first sentence.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE